STOCK-BASED COMPENSATION EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2018 shares	Oct. 31, 2016 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) tranche $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)			21,479,632		25,358,455	25,417,316	23,191,158
Expected dividend yield					0.00%
Share-based compensation expense | $			$ 16,602	$ 562	$ 47,607	$ 842
Stock-based compensation capitalized | $			$ 200	$ 0
Outstanding options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value of stock options (in dollars per share) | $ / shares				$ 1.88	$ 1.86	$ 0.42
Unrecognized stock-based compensation expense | $			$ 5,020
Weighted-average remaining vesting period (in years)			2 years 4 months 24 days
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $			$ 41,000
Weighted-average remaining vesting period (in years)			3 years 10 months 24 days
Vesting period (in years)			4 years		4 years
Share-based compensation expense | $			$ 12,900		$ 25,900
Number of unvested shares (in shares)			9,317,225		9,616,774
Restricted stock units | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (in percent)			25.00%		0.25%
Restricted stock units | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (in percent)			2.78%		0.02%
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $			$ 81,000
Weighted-average remaining vesting period (in years)			8 years 1 month 6 days
Vesting period (in years)					10 years
Number of valuation tranches | tranche					6
Share-based compensation expense | $			$ 2,600		$ 4,500
Number of unvested shares (in shares)			44,715,756		44,715,756
Performance stock units | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					$ 20.00
Performance stock units | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					35.00
Performance stock units | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					50.00
Performance stock units | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					65.00
Performance stock units | Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					80.00
Performance stock units | Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price (in dollars per share) | $ / shares					$ 100.00
Common stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $			$ 3,800
Weighted-average remaining vesting period (in years)			2 years 1 month 28 days
Number of unvested shares (in shares)			1,347,848		1,481,065
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unvested shares (in shares)			1,347,848		1,481,065
2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term (in years)		10 years
Number of options outstanding (in shares)			79,742,504			6,523,460
2016 Stock Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved (in shares)		993,542
Reverse stock splits (in shares)	8,941,878	993,542
2016 Stock Plan | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized (in shares)			58,713,535		58,713,535
Percentage of aggregate number of shares outstanding			5.00%		5.00%